Property, furniture and equipment, net - Summary of book values of lease liabilities (Detail) - PEN (S/) S/ in Thousands		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance		S/ 234,946	S/ 269,755
Additions		40,610	34,052
Interest expenses, Note 19(a)		9,283	14,004	S/ 15,288
Disposals	[1]	(106,990)	(23,657)
Exchange differences		(2,948)	7,438
Payments		(62,320)	(66,646)
Ending balance		S/ 112,581	S/ 234,946	S/ 269,755

[1]	These disposals are related to the early termination of lease agreements; see (d) above.